Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2022
Notes to Consolidated Financial Statements [Abstract]
Business Combinations	Business Combinations Purchase price allocation involves judgment in identifying assets acquired and liabilities assumed, and estimation of their fair values. Key assumptions include discount rates and revenue growth rates specific to the acquired assets or liabilities assumed. We performed a thorough review of all internal and external sources of information available on circumstances that existed at the acquisition date. We also engaged independent valuation experts on certain acquisitions to assist in determining the fair value of certain assets acquired and liabilities assumed and related deferred income tax impacts. To determine fair values, we generally use the following valuation techniques: Account Valuation Technique and Judgments Applied Property, plant and equipment Market approach for land and certain types of personal property: sales comparison that measures the value of an asset through an analysis of sales and offerings of comparable assets. Replacement costs for all other depreciable property, plant and equipment: measures the value of an asset by estimating the costs to acquire or construct comparable assets and adjusts for age and condition of the asset. Intangible assets Income approach – multi-period excess earnings method: measures the value of an asset based on the present value of the incremental after-tax cash flows attributable to the asset after deducting contributory asset charges (“CACs”). Allocation of CACs is a matter of judgment and based on the nature of the acquired businesses’ operations and historical trends. We considered several factors in determining the fair value of customer relationships, such as customers’ relationships with the acquired company and its employees, the segmentation of customers, historical customer attrition rates, and revenue growth. Other provisions and contingent liabilities Decision-tree approach of future costs and a risk premium to capture the compensation sought by risk-averse market participants for bearing the uncertainty inherent in the cash flows of the liability. For each business combination, we elect to measure the non-controlling interest in the acquired entity either at fair value or at the proportionate share of the acquiree’s identifiable net assets. Foreign exchange hedge gains or losses that we designated a cash flow hedge are included in the consideration. The gain or loss from the cash flow hedge is deferred in OCI and subsequently recorded as an adjustment to goodwill when the business combination occurs. Transaction costs are recorded in integration and restructuring related costs in other (income) expenses.
Revenue	Revenue We recognize revenue when we transfer control over a good or service to a customer. Transfer of Control for Sale of Goods Transfer of Control for Sale of Services At the point in time when the product is purchased at our Retail farm center, delivered and accepted by customers at their premises, or loaded for shipping. Over time as the promised service is rendered. Judgment is used to determine whether we are acting as principal or agent by evaluating who has the primary responsibility for fulfilling the promised good; bears the inventory risk including if the vendor has the right to have its product returned on demand; and has discretion for establishing the price. For transactions in which we act as an agent rather than the principal, revenue is recognized net of any commissions earned. The related commissions are recognized as the sales occur or as unconditional contracts are signed. We recognize profits on sales to Canpotex when there is a transfer of control, either at the time the product is loaded for shipping or delivered, depending on the terms of the contract. Sales are recognized using a provisional price at the time control is transferred to Canpotex, with the final pricing determined upon Canpotex’s final sale to a third party (generally between one and three months from date of sale to Canpotex). Our sales revenue relating to our Potash, Nitrogen and Phosphate segments is generally recorded and measured based on the “freight on board” mine, plant, warehouse or terminal price specified in the contract (except for certain vessel sales or specific product sales that are shipped and recorded on a delivered basis), which reflects the consideration we expect to be entitled to in exchange for the goods or services, net of any variable consideration (e.g., any trade discounts or estimated volume rebates). Our customer contracts may provide certain product quality specification guarantees but do not generally provide for refunds or returns. Sales prices are based on North American and international benchmark market prices, which are subject to global supply and demand, and other market factors. For our Retail segment, we do not provide general warranties; however, our customer contracts may provide certain product quality specification guarantees. Returns and incentives are estimated based on historical and forecasted data, contractual terms, and current conditions. Transportation costs are generally recovered from the customer through sales pricing. Where customer contracts include volume rebates, we estimate revenue at the earlier of when the most likely amount of consideration we expect to receive has been determined or when it is highly probable that a significant reversal will not occur. Due to the nature of goods and services sold, any single estimate would have only a negligible impact on revenue. As the expected period between when control over a promised good or service is transferred and when the customer pays for that good or service is generally less than 12 months, we apply the practical expedient as provided in IFRS 15, “Revenue from Contracts with Customers,” and do not adjust the promised amount of consideration for the effects of financing. Intersegment sales are made under terms that approximate market value. Seasonality in our business results from increased demand for products during planting season. Crop input sales are generally higher in the spring and fall application seasons. Crop nutrient inventories are normally accumulated leading up to each application season. Our cash collections generally occur after the application season is complete, while customer prepayments made to us are typically concentrated in December and January and inventory prepayments paid to our suppliers are typically concentrated in the period from November to January. Feed and industrial sales are more evenly distributed throughout the year.
Income Taxes	Income Taxes Taxation on earnings (loss) is composed of current and deferred income tax. Taxation is recognized in the statements of earnings unless it relates to items recognized either in OCI or directly in shareholders’ equity. Current Income Tax Deferred Income Tax is the expected tax payable on the taxable earnings for the year and includes any adjustments to income tax payable or recoverable in respect of previous years is calculated using rates enacted or substantively enacted at the dates of the consolidated balance sheets in the countries where our subsidiaries and equity-accounted investees operate and generate taxable earnings is the best estimate expected to be paid to (or recovered from) the taxation authorities is recognized using the liability method is based on temporary differences between carrying amounts of assets and liabilities and their respective income tax bases is determined using tax rates that have been enacted or substantively enacted by the dates of the consolidated balance sheets and are expected to apply when the related deferred income tax asset is realized or the deferred income tax liability is settled Current and deferred income tax assets and liabilities are offset only if certain criteria are met. The realized and unrealized excess tax benefits from share-based compensation arrangements are recognized in contributed surplus as current and deferred tax, respectively. The final taxes paid, and potential adjustments to tax assets and liabilities, are dependent upon many factors including negotiations with taxation authorities in various jurisdictions; outcomes of tax litigation; and resolution of disputes arising from federal, provincial, state and local tax audits. Deferred income tax is not accounted for with respect to investments in subsidiaries and equity-accounted investees where we are able to control the reversal of the temporary difference and that difference is not expected to reverse in the foreseeable future; and if arising from initial recognition of an asset or liability in a transaction, other than a business combination, that at the time of the transaction affects neither accounting nor taxable profit or loss. Deferred tax assets are recognized to the extent it is probable future taxable profit will be available to use deductible temporary differences and could be reduced if projected earnings are not achieved or increased if earnings previously not projected become probable; and reviewed at each balance sheet date and amended to the extent that it is no longer probable that the related tax benefit will be realized.
Financial Instruments and Related Risk Management	Financial Instruments Financial assets are measured at fair value (either through OCI or through profit or loss) or amortized cost depending on the objective of the business model for managing the instrument or group of instruments and the contractual terms of the cash flows. For equity investments not held for trading, we may make an irrevocable election at initial recognition to recognize changes in fair value through OCI rather than profit or loss. Financial instruments are classified and measured as follows: Fair Value Classification Fair Value Through Profit or Loss FVTOCI Amortized Cost Instrument type Cash and cash equivalents, derivatives, and certain equity investments not held for trading Certain equity investments not held for trading for which an irrevocable election was made Receivables, short-term debt, payables and accrued charges, long-term debt, lease liabilities, and other long-term debt instruments Fair value gains and losses Profit or loss OCI – Interest and dividends Profit or loss Profit or loss Profit or loss: effective interest rate Impairment of assets – – Profit or loss Foreign exchange Profit or loss OCI Profit or loss Transaction costs Profit or loss OCI Included in cost of instrument Financial instruments are recognized at trade date when we commit to purchase or sell the asset. Financial assets are derecognized when the rights to receive cash flow from the investments have expired or we have transferred the rights to receive cash flow and all the risks and rewards of ownership have also been substantially transferred. Derivatives are used to lock in exchange rates. For designated and qualified cash flow hedges the effective portion of the change in the fair value of the derivative is accumulated in OCI; when the hedged forecast transaction occurs, the related gain or loss is removed from AOCI and included in the cost of inventory or property plant and equipment; the hedging gain or loss included in the cost of inventory is recognized in earnings when the product containing the hedged item is sold or becomes impaired; and the ineffective portions of hedges are recorded in net earnings in the current period. We assess whether our derivatives hedging transactions are expected to be or were highly effective, both at the hedge’s inception and on an ongoing basis, in offsetting changes in fair values of hedged items. Hedging Transaction Measurement of Ineffectiveness Potential Sources of Ineffectiveness Foreign exchange Comparison of the cumulative changes in fair value and the cumulative change in the fair value of a hypothetical derivative with terms based on the hedged forecast cash flows Changes in timing or amounts of forecasted cash flows embedded optionality our credit risk or the credit risk of a counterparty Financial assets and financial liabilities are offset, and the net amount is presented in the consolidated balance sheets when we currently have a legally enforceable right to offset the recognized amounts; andintend either to settle on a net basis, or to realize the assets and settle the liabilities simultaneously.
Receivables	Receivables Receivables from customers are recognized initially at fair value and subsequently measured at amortized cost less allowance for expected credit losses of receivables from customers.
Inventories	Inventories Inventories are valued monthly at the lower of cost and net realizable value. Costs are allocated to inventory using the weighted average cost method. Net realizable value is based on: Products and Raw Materials Materials and Supplies selling price of the finished product (in ordinary course of business) less the estimated costs of completion and estimated costs to make the sale replacement cost A writedown is recognized if the carrying amount exceeds net realizable value and may be reversed if the circumstances that caused it no longer exist. Various factors impact our estimates of net realizable value, including inventory levels, forecasted prices of key production inputs, global nutrient capacities, crop price trends, and changes in regulations and standards employed. Vendors may offer various incentives to purchase products for resale. Vendor rebates and prepay discounts are accounted for as a reduction of the prices of the suppliers’ products. Rebates based on the amount of materials purchased reduce cost of goods sold as inventory is sold. Rebates earned based on sales volumes of products are offset to cost of goods sold. Rebates that are probable and can be reasonably estimated are accrued. Rebates that are not probable or estimable are accrued when certain milestones are achieved. Estimation of rebates can be complex in nature as vendor arrangements are diverse. The amount of the accrual is determined by analyzing and reviewing historical trends to apply negotiated rates to estimated and actual purchase volumes. Estimated amounts accrued throughout the year could also be impacted if actual purchase volumes differ from projected volumes.
Property, Plant and Equipment	Property, Plant and Equipment Owned Right-of-Use (Leased) Description majority of our tangible assets are buildings, machinery and equipment used to produce or distribute our products and render our services primarily include railcars, marine vessels, real estate and mobile equipment Measurement cost, which includes capitalized borrowing costs, less accumulated depreciation and any accumulated impairment losses cost of major inspections and overhauls is capitalized maintenance and repair expenditures that do not improve or extend productive life are expensed in the period incurred cost less accumulated depreciation and any accumulated impairment losses lease payments are allocated between finance costs and a reduction of the liability, and discounted using the interest rate implicit in the lease, if available, or an incremental borrowing rate, being a rate that we would have to pay to borrow the funds required to obtain a similar asset, adjusted for term, security, asset value and the borrower’s economic environment. Depreciation method certain property, plant and equipment directly related to our Potash, Nitrogen and Phosphate segments uses units-of-production based on the shorter of estimates of reserves or service lives pre-stripping costs uses units-of-production over the ore mined from the mineable acreage stripped remaining assets uses straight-line straight-line over the shorter of the asset's useful life and the lease term Estimated useful lives, expected patterns of consumption, depreciation method and residual values are reviewed at least annually. Judgment/practical expedients Judgment is required in determining costs, including income or expenses derived from an asset under construction, that are eligible for capitalization; timing to cease cost capitalization, generally when the asset is capable of operating in the manner intended by management, but also considering the circumstances and the industry in which the asset is to be operated, normally predetermined by management with reference to such factors as productive capacity; the appropriate level of componentization (for individual components for which different depreciation methods or rates are appropriate); repairs and maintenance that qualify as major inspections and overhauls; and useful life over which such costs should be depreciated, which may be impacted by changes in our strategy, process or operations as a result of climate-change initiatives. Judgment is required to determine whether a contract or arrangement includes a lease and if it is reasonably certain that an extension option will be exercised. We seek to maximize operational flexibility in managing our leasing activities by including extension options when negotiating new leases. Extension options are exercisable at our option and not by the lessors. In determining if a renewal period should be included in the lease term, we consider all relevant factors that create an economic incentive for us to exercise a renewal, including the location of the asset and the availability of suitable alternatives, the significance of the asset to operations, and our business strategy. Estimation is used to determine the useful lives of ROU assets, the lease term and the appropriate discount rate applied to the lease payments to calculate the lease liability. Owned Right-of-Use (Leased) Uncertainties are inherent in estimating reserve quantities, particularly as they relate to assumptions regarding future prices, the geology of our mines, the mining methods used, and the related costs incurred to develop and mine reserves. Changes in these assumptions could result in material adjustments to reserve estimates, which could result in impairments or changes to depreciation expense in future periods. We have chosen to include the use of a single discount rate for a portfolio of leases with reasonably similar characteristics, not separate non-lease components and instead to account for lease and non-lease components as a single arrangement, and use exemptions for short-term and low-value leases which allow payments to be expensed as incurred. Other Not applicable. Lease agreements do not contain significant covenants; however, leased assets may be used as security for lease liabilities and other borrowings.
Goodwill and Other Intangible Assets	Goodwill and Intangible Assets Goodwill is carried at cost, is not amortized, and represents the excess of the cost of an acquisition over the fair value of the Company’s share of the net identifiable assets of the acquired subsidiary at the date of acquisition. Goodwill is allocated to a CGU or group of CGUs for impairment testing based on the level at which it is monitored by management, and not at a level higher than an operating segment. The allocation is made to the CGU or group of CGUs expected to benefit from the business combination in which the goodwill arose. Intangible assets are generally measured at cost less accumulated amortization and any accumulated impairment losses. We use judgment to determine which expenditures are eligible for capitalization as intangible assets. Costs incurred internally from researching and developing a product are expensed as incurred until technological feasibility is established, at which time the costs are capitalized until the product is available for its intended use. Judgment is required in determining when technological feasibility of a product is established. Intangible assets with finite lives are amortized on a straight-line basis over their estimated useful lives. At least annually, the useful lives are reviewed and adjusted if appropriate.
Asset Retirement Obligations and Accrued Environmental Costs	Asset Retirement Obligations and Accrued Environmental Costs Asset retirement obligations and accrued environmental costs include reclamation and restoration costs at our potash and phosphate mining operations, including management of materials generated by mining and mineral processing, such as various mine tailings and gypsum; land reclamation and revegetation programs; decommissioning of underground and surface operating facilities; general clean-up activities aimed at returning the areas to an environmentally acceptable condition; and post-closure care and maintenance. We consider the following factors as we estimate our provisions: environmental laws and regulations and interpretations by regulatory authorities, including updates on climate change, could change or circumstances affecting our operations could change, either of which could result in significant changes to current plans; the nature, extent and timing of current and proposed reclamation and closure techniques in view of present environmental laws and regulations; appropriate technical resources, including outside consultants, assist us in developing specific site closure and post-closure plans in accordance with the jurisdiction requirements; and timing of settlement of the obligations, which is typically correlated with mine life estimates except for certain land reclamation programs. It is reasonably possible that the ultimate costs could change in the future and that changes to these estimates could have a material effect on our consolidated financial statements. We review our estimates for any changes in assumptions at the end of each reporting period. We recognized contingent liabilities related to our business combinations or acquisitions, which represent additional environmental costs that are present obligations although cash outflows of resources are not probable. These contingent liabilities are subsequently measured at the higher of the amount initially recognized and the amount that would be recognized if the liability becomes probable.
Pension and Other Post-Retirement Benefits	Pension and Other Post-Retirement Benefits Employee retirement and other defined benefit plans costs, including current and past service costs, gains or losses on curtailments and settlements, and remeasurements, are actuarially determined on a regular basis using the projected unit credit method. When a plan amendment occurs before a settlement, we recognize past service cost before any gain or loss on settlement. Our discount rate assumptions are impacted by the weighted average interest rate at which each pension and other post-retirement plan liability could be effectively settled at the measurement date; country specific rates; and the use of a yield curve approach based on the respective plans’ demographics, expected future pension benefits and medical claims. Payments are measured and discounted to determine the present value of the expected future cash flows. The cash flows are discounted using yields on high-quality AA-rated non-callable bonds with cash flows of similar timing where there is a deep market for such bonds. Where we do not believe there is a deep market for such bonds (such as for terms in excess of 10 years in Canada), the cash flows are discounted using a yield curve derived from yields on provincial bonds rated AA or better to which a spread adjustment is added to reflect the additional risk of corporate bonds. Net actuarial gains or loss incurred during the period for defined benefit plans are closed out to retained earnings at each period-end.
Share-Based Compensation	Share-Based Compensation For awards with performance conditions that determine the number of options or units to which employees are entitled, measurement of compensation cost is based on our best estimate of the outcome of the performance conditions. Changes to vesting assumptions are reflected in earnings immediately for compensation cost already recognized. For Plans Settled Through the Issuance of Equity For Plans Settled Through Cash fair value for stock options is determined on grant date using the Black-Scholes-Merton option-pricing model, and a liability is recorded based on the fair value of the awards each period. Estimation involves determining: stock option-pricing model assumptions as described in the weighted average assumptions table in Note 5;forfeiture rate for options granted based on past experience and future expectations, and adjusted upon actual vesting; andprojected outcome of performance conditions for PSUs, including our return on invested capital compared to Nutrien’s weighted average cost of capital, and including the relative ranking of our total shareholder return, including expected dividends, compared with a specified peer group using a Monte Carlo simulation option-pricing model; and the number of dividend equivalent units expected to be earned.
Contingencies	Accounting Estimates and Judgments The following judgments are required to determine our exposure to possible losses and gains related to environmental matters and other various claims and lawsuits pending: prediction of the outcome of uncertain events (i.e., being virtually certain, probable, remote or undeterminable); determination of whether recognition or disclosure in the consolidated financial statements is required; and estimation of potential financial effects. Where no amounts are recognized, such amounts are contingent and disclosure may be appropriate. While the amount disclosed in the consolidated financial statements may not be material, the potential for large liabilities exists and, therefore, these estimates could have a material impact on our consolidated financial statements.
Principles of Consolidation	Basis of Consolidation These consolidated financial statements include the accounts of the Company and entities we control. Subsidiaries are fully consolidated from the date on which control is transferred to the Company until the date on which control ceases. They are deconsolidated from the date that control ceases. Intercompany balances and transactions are eliminated on consolidation. Principal (wholly owned) Operating Subsidiaries Location Principal Activity Potash Corporation of Saskatchewan Inc. Canada Mining and/or processing of crop nutrients and corporate functions Nutrien (Canada) Holdings ULC Canada Manufacturer and distributor of crop nutrients and corporate functions Agrium Canada Partnership Canada Manufacturer and distributor of crop nutrients Agrium Potash Ltd. Canada Nutrien US LLC US Cominco Fertilizer Partnership US Loveland Products Inc. US Nutrien Ag Solutions Argentina S.A Argentina Nutrien Ag Solutions (Canada) Inc. Canada Crop input retailer Nutrien Ag Solutions, Inc. US Nutrien Ag Solutions Limited Australia PCS Nitrogen Fertilizer, LP US Production of nitrogen products in the US PCS Nitrogen Ohio LP US Production of nitrogen products in the state of Ohio PCS Nitrogen Trinidad Limited Trinidad Production of nitrogen products in Trinidad PCS Phosphate Company, Inc. US Mining and/or processing of phosphate products PCS Sales (USA) Inc. US Marketing and sales of the Company’s products Phosphate Holding Company, Inc.USMining and/or processing of phosphate products and production of nitrogen products in the US
Long-Lived Asset Impairment	Impairment of Long-Lived Assets To assess impairment, assets are grouped at the smallest levels for which there are separately identifiable cash inflows that are largely independent of the cash inflows from other assets or groups of assets (this can be at the asset or CGU level). At the end of each reporting period, we review conditions to determine whether there is any indication that an impairment exists that could potentially impact the carrying amounts of both our long-lived assets to be held and used (including property, plant and equipment, and investments), and our goodwill and intangible assets. When such indicators exist, impairment testing is performed. Additionally, goodwill is tested at least annually on October 1. We review, at each reporting period, for possible reversal of the impairment for non-financial assets, other than goodwill. Estimates and judgment involve identifying the appropriate asset, group of assets, CGU or groups of CGUs; determining the appropriate discount rate for assessing the recoverable amount; making assumptions about future sales, market conditions, terminal growth rates and cash flow forecasts over the long-term life of the assets or CGUs; and evaluating impacts of climate change to our strategy, processes and operations. We cannot predict if an event that triggers impairment or a reversal of impairment will occur, when it will occur or how it will affect reported asset amounts. Asset impairment amounts previously recorded could be affected if different assumptions were used or if market and other conditions change. Such changes could result in non-cash charges materially affecting our consolidated financial statements.
Fair Value Measurements	Fair Value Measurements Estimated fair values for financial instruments are designed to approximate amounts for which the instruments could be exchanged in a current arm’s-length transaction between knowledgeable, willing parties. The valuation policies and procedures for financial reporting purposes are determined by our finance department. Fair value measurements are categorized into different levels within a fair value hierarchy based on the degree to which the lowest level inputs are observable and their significance: Level 1 Level 2 Level 3 Unadjusted quoted prices (in active markets accessible at the measurement date for identical assets or liabilities) Quoted prices (in markets that are not active or based on inputs that are observable for substantially the full term of the asset or liability) Prices or valuation techniques that require inputs that are both unobservable and significant to the overall measurement Fair value estimates are at a point in time and may change in subsequent reporting periods due to market conditions or other factors;can be determined using multiple methods, which can cause values (or a range of reasonable values) to differ; andmay require assumptions about costs/prices over time, discount and inflation rates, defaults, and other relevant variables.
Restructuring Charges	Restructuring Charges Plant shutdowns, sales of business units or other corporate restructurings may trigger restructuring charges. The provision is based on the best estimate of a detailed formal plan, which includes determining the incremental costs for employee termination, contract termination and other exit costs.
Foreign Currency Transactions	Foreign Currency Transactions The consolidated financial statements are presented in US dollars, which we determined to be the functional currency of the Company and the majority of our subsidiaries. In determining the functional currency of our operations, we primarily considered the currency that determines the pricing of transactions rather than focusing on the currency in which transactions are denominated. Foreign exchange gains and losses resulting from the settlement of foreign currency transactions, and from the translation at period-end of monetary assets and liabilities denominated in foreign currencies, are recognized and presented in the consolidated statements of earnings within other (income) expenses, as applicable, in the period in which they arise. Non-monetary assets measured at historical cost are translated at the average monthly exchange rate prevailing at the time of the transaction, unless the exchange rate in effect on the date of the transaction is available and it is apparent that such rate is a more suitable measurement. Assets and liabilities in foreign operations are translated using the period-end rate, while the income and expenses are translated using the average monthly exchange rate. Equity of the foreign operation is translated using the historical rate at the time of the acquisition. Exchange gains and losses resulting from translation are recognized in other comprehensive income and accumulated in a separate reserve within equity. The cumulative amount is reclassified to profit or loss when the foreign operation is disposed of.
Cash and Cash Equivalents	Cash and Cash Equivalents Highly liquid investments with a maturity of three months or less from the date of purchase are considered to be cash equivalents.
Standards Amendments and Interpretations Not Effective and Not Applied	Standards, Amendments and Interpretations Not Yet Effective and Not Applied The IASB and IFRIC have issued the following standards, amendments or interpretations to existing standards that were not yet effective and not applied as at December 31, 2022. The following amendments and amended standards will be adopted in 2023 and are not expected to have a material impact on our consolidated financial statements: Deferred Tax related to Assets and Liabilities arising from a Single Transaction (IFRS 1, IAS 12) Disclosure of Accounting Policies (Amendments to IAS 1 and IFRS Practice Statement 2) Definition of Accounting Estimates (Amendments to IAS 8) IFRS 17 Insurance Contracts Amendments to IFRS 17 The following amendments are being reviewed to determine the potential impact on our consolidated financial statements: Lease Liability in a Sale and Leaseback (Amendments to IFRS 16)Classification of liabilities as current or non-current (Amendments to IAS 1)
Standards Amendments and Interpretations Effective and Applied	Standards, Amendments and Interpretations Effective and Applied The IASB and IFRS Interpretations Committee (“IFRIC”) has issued certain standards and amendments or interpretations to existing standards that were effective, and we have applied. In 2022, we have adopted the following amendments and annual improvements with no material impact on our consolidated financial statements: Reference to the Conceptual Framework (Amendments to IFRS 3) Property, Plant and Equipment: Proceeds before Intended Use (Amendments to IAS 16)Onerous Contracts – Cost of Fulfilling a Contract (Amendments to IAS 37) Annual Improvements to IFRS Standards 2018–2020 (IFRS 16, IFRS 9, IFRS 1, IAS 41)
Description of accounting policy for Climate Change	Climate Change In 2021, we announced our Environmental, Social and Governance (“ESG”) commitment to help address our key climate-related risks related to climate change and reduce our carbon footprint described in our Feeding the Future Plan. During 2022 there has been continued progress by Nutrien to deliver on our action plan and sustained development of the ESG frameworks and regulatory initiatives. We recognize that these developments could further impact our accounting estimates and judgments including, but not limited to, assessment of our asset useful lives, impairment of other long-lived assets, and asset retirement obligations and accrued environmental costs. We have monitored and will continue to monitor these developments as they affect our consolidated financial statements.
Share Capital	Share Capital Common shares are classified as equity. Incremental costs directly attributable to the issuance of common shares are recognized as a deduction from equity, net of any tax effects. When we repurchase our own common shares, share capital is reduced by the average carrying value of the shares repurchased. The excess of the purchase price over the average carrying value is recognized as a deduction from retained earnings. If the average carrying value of the shares repurchased is less than the average carrying value of the shares in share capital, the excess is recognized as an addition to share capital. Shares are cancelled upon repurchase.